Note 4. Capital Lease, in Default (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 01, 2014
Capital Leases, Income Statement, Interest Expense			$ 53,424	$ 35,508
Bowling Green Holdings, LLC
Capital Lease Obligations	$ 375,436		375,436		$ 420,346
Capital Leases, Income Statement, Amortization Expense	21,007	$ 21,007	$ 84,071	$ 49,040
Capital Leases, Income Statement, Interest Expense	$ 11,747	$ 14,275